REVENUE - Revenue by Sales Channel (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Net revenue	$ 92,373	$ 73,760	$ 142,472	$ 94,428
Obagi Skincare
Disaggregation of Revenue [Line Items]
Net revenue	61,090	73,760
Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	31,283		142,472
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	90,385	70,729	136,759	88,524
Net product sales | Obagi Skincare
Disaggregation of Revenue [Line Items]
Net revenue	59,102	70,729
Net product sales | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	31,283		136,759
Net product sales | Direct sales
Disaggregation of Revenue [Line Items]
Net revenue	60,468			54,343
Net product sales | Direct sales | Obagi Skincare
Disaggregation of Revenue [Line Items]
Net revenue	30,276	39,649
Net product sales | Direct sales | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	30,192		68,181
Net product sales | Distributors
Disaggregation of Revenue [Line Items]
Net revenue	29,917			34,181
Net product sales | Distributors | Obagi Skincare
Disaggregation of Revenue [Line Items]
Net revenue	28,826	31,080
Net product sales | Distributors | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	1,091		68,578
Royalties
Disaggregation of Revenue [Line Items]
Net revenue	1,988	3,031	5,713	$ 5,904
Royalties | Obagi Skincare
Disaggregation of Revenue [Line Items]
Net revenue	1,988	$ 3,031
Royalties | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	$ 0		$ 5,713